Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Accounts receivable, non-trade	$ 15,856	$ 15,273
Accounts receivable, related party balance	25,227	16,068
Accumulated depreciation on vessels and equipment	1,352,513	1,293,447
Accumulated amortization on vessels under capital lease	$ 75,059	$ 51,290
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common stock, share outstanding (in shares)	100,434,994	89,127,041
Common stock, share issued (in shares)	100,434,994	89,127,041